Convertible Notes (Details) - USD ($)				12 Months Ended
	Dec. 16, 2024	Aug. 21, 2023	Dec. 05, 2021	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2023	Nov. 29, 2023
Convertible Notes [Line Items]
Convertible note	$ 12,000,000		$ 6,000,000	$ 32,000,000
Maturity date				May 31, 2021
Interest rate percentage	11.00%
Advance amount				$ 242,669		$ 229,508
Price per share (in Dollars per share)		$ 0.0001
Additional principal amount		$ 5,000,000
Converted shares (in Shares)				236,687
Fair value of embedded derivatives				$ 609,320
Convertible Note 1 [Member]
Convertible Notes [Line Items]
Convertible note				$ 650,000	$ 650,000
Interest rate percentage				9.00%
Advance amount					150,000
Accrued interest				$ 292,231
Converted shares (in Shares)				96,483
Convertible Note 2 [Member]
Convertible Notes [Line Items]
Convertible note				$ 5,000,000
Accrued interest				$ 1,795,953
Converted shares (in Shares)				693,332
Funds amount					$ 5,000,000
Profit rate percentage					12.00%
Convertible Note 3 [Member]
Convertible Notes [Line Items]
Maturity date				Feb. 11, 2023
Interest rate percentage				12.00%
Transaction cost				$ 390,000
Convertible Note Four [Member]
Convertible Notes [Line Items]
Convertible note		$ 5,000,000
Interest rate percentage		11.00%
Converted shares (in Shares)							2,055,000
Working Capital Loan 1 [Member]
Convertible Notes [Line Items]
Price per share (in Dollars per share)	$ 0.0001
Working Capital Loan 2 [Member]
Convertible Notes [Line Items]
Working capital loan	$ 33,000,000